EMPLOYEE BENEFIT PLANS, Pension Plan (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Abstract]
Service cost	$ 7	$ 7	$ 22	$ 23
Interest cost	13	17	39	50
Expected return on plan assets	(35)	(37)	(104)	(115)
Recognized actuarial net loss	5	2	15	7
Amortization of prior service credit	1	0	2	1
Net settlement, curtailment and special termination benefit loss	0	0	1	1
Net periodic pension benefit - employer	$ (9)	$ (11)	$ (25)	$ (33)
Pension Plan [Member]
Pension Benefits [Abstract]
Accumulated benefit obligation for defined benefit pension plans					$ 2,885	$ 2,581	$ 2,822
Service cost					31	33	34
Interest cost					67	64	65
Expected return on plan assets					(154)	(170)	(160)
Recognized actuarial net loss					9	16	14
Amortization of prior service credit					2	1	2
Net settlement, curtailment and special termination benefit loss					4	1	(3)
Net periodic pension benefit - employer					$ (41)	$ (55)	$ (48)